Settlement Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Settlement Liability [Line Items]
Settlement Liability

10.  Settlement Liability

On December 5, 2019, the Company entered into a legal settlement agreement with another company regarding claims of trademark infringement, unfair competition, and deceptive trade practices, at which time the Company recognized the amount to be paid over a ten-year period of $1.0 million in its condensed consolidated statements of operations. As of December 31, 2020, the Company had accrued $0.7 million recorded within other long-term obligations. In March 2021, the Company paid the remaining settlement balance in full.

13.    Settlement Liability

On December 5, 2019, the Company entered into a legal settlement agreement with another company regarding claims of trademark infringement, unfair competition, and deceptive trade practices. The Company is to pay a total sum of $1.0 million spanning over 10 years with an initial payment of $0.1 million paid in December 2019 and payments of $0.1 million due by the end of January each year for the 10-year period. The Company has recorded the $1.0 million in other expense during the year ended December 31, 2019. The Company had accrued $0.7 million and $0.8 million for the year ended December 31, 2020 and 2019, respectively, within other long-term obligations.